Other assets (Details) $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended		14 Months Ended
	Jul. 31, 2018 USD ($) equipment	Nov. 30, 2018 USD ($)	Jun. 30, 2021 USD ($) tanker	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($) tanker supplier	Dec. 31, 2020 USD ($)	Apr. 30, 2017 USD ($)
Disclosure Of Other Assets [Line Items]
Sale leaseback transaction, aggregate amount			$ 10,488			$ 10,192
Capitalized loan fees			1,503			1,424
Other assets			97,445			92,145
Number of suppliers | supplier					2
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 1,800
Exhaust Gas cleaning System
Disclosure Of Other Assets [Line Items]
Deposits on property, plant and equipment			10,542			5,617
Payments to acquire property, plant, and equipment		$ 116,100			$ 146,600
Vessels
Disclosure Of Other Assets [Line Items]
Number of scrubbers | tanker					98
Accretion of lease financed vessels			$ 300	$ 300
Ballast Water Treatment Systems
Disclosure Of Other Assets [Line Items]
Payments to acquire property, plant, and equipment	$ 36,200
Number of equipment	55		50
Ballast Water Treatment Systems | Third Party Supplier
Disclosure Of Other Assets [Line Items]
Investment in ballast water treatment system supplier			$ 1,751			1,751
STI Beryl, STI Le Rocher, STI Larvotto | Vessels
Disclosure Of Other Assets [Line Items]
Sale leaseback transaction, aggregate amount			13,100				$ 13,100
Sale leaseback transaction, deposit per vessel			4,350				$ 4,350
Other related parties | Scorpio LR2 Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties			35,700			35,700
Other related parties | Scorpio MR Tanker Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties			25,200			25,200
Other related parties | Scorpio Handymax Tanker Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties			5,661			5,661
Other related parties | Scorpio LR1 Pool Limited
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties			6,600			6,600
Other related parties | Scorpio Pools
Disclosure Of Other Assets [Line Items]
Non-current receivables due from related parties			$ 73,161			$ 73,161